Earnings Per Share	12 Months Ended
Dec. 28, 2014
Earnings Per Share
Earnings Per Share

18. Earnings (Loss) Per Share

        Basic earnings (loss) per share represents net income (loss) for the period shares of Common Stock were outstanding, divided by the weighted average number of shares of Common Stock outstanding for the applicable period. Diluted earnings (loss) per share represents net income (loss) divided by the weighted average number of shares of Common Stock outstanding for the applicable period, inclusive of the effect of dilutive securities such as outstanding stock options.

        A reconciliation of the numerators and denominators of the basic and diluted earnings (loss) per share calculations is as follows (in thousands, except per share amounts):

	Successor	Successor	Successor	Predecessor
	Fiscal Year 2014	Fiscal Year 2013	Period From November 15, 2012 Through December 30, 2012	Period From January 2, 2012 Through November 14, 2012
Net income (loss)	$33,118	$8,171	$(9,288)	$14,324

Weighted average shares outstanding for basic EPS	61,455,584	57,030,099	56,848,190	13,363,635
Effect of dilutive securities:
Assumed exercise of Time-Based Options	2,385,534	2,357,388	—	382,971
Assumed exercise of Performance-Based Options	—	—	—	180,960

Weighted average shares and share equivalents outstanding for diluted EPS	63,841,118	59,387,487	56,848,190	13,927,566

Basic earnings (loss) per share:	$0.54	$0.14	$(0.16)	$1.07

Diluted earnings (loss) per share:	$0.52	$0.14	$(0.16)	$1.03

        Potentially dilutive securities representing 1,596,950 shares of Common Stock for the year ended December 28, 2014 were excluded from the computation of diluted earnings (loss) per share because their effect would have been antidilutive. There were no securities potentially dilutive to our common stock for fiscal year 2013, the period November 15, 2012 through December 30, 2012, and the period January 2, 2012 through November 14, 2012.